GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 27, 2013 Grocery Products	Oct. 30, 2011 Grocery Products	Oct. 28, 2012 Refrigerated Foods	Oct. 27, 2013 Refrigerated Foods	Oct. 27, 2013 JOTS	Oct. 28, 2012 JOTS	Oct. 30, 2011 JOTS	Oct. 27, 2013 Specialty Foods	Oct. 28, 2012 Specialty Foods	Oct. 30, 2011 Specialty Foods	Oct. 27, 2013 International & Other	Oct. 30, 2011 International & Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 630,875	$ 630,884	$ 123,316	$ 123,316	$ 96,652	$ 96,643	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674
Goodwill acquired	303,597	(9)	199,626		(9)								103,971
Balance at the end of the period	$ 934,472	$ 630,875	$ 322,942	$ 123,316	$ 96,643	$ 96,643	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 104,645	$ 674